Feb. 28, 2020

CALAMOS® FAMILY OF FUNDS

Supplement dated June 5, 2020 to the

CALAMOS® FAMILY OF FUNDS Prospectus and the Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020 and April 30, 2020

Effective July 31, 2020, the table listing the fees and expenses for Market Neutral Income Fund on page 1 of the Prospectus is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment):	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fees	0.66%	0.66%	0.66%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Dividend Expense on Short Positions	0.18%	0.18%	0.18%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.26%	2.01%	1.01%

[1] “Acquired Fund Fees and Expenses” include certain expenses incurred in connection with the Fund’s investment in various money market funds, affiliated mutual funds, and ETFs.

Effective July 31, 2020, the tables under the “Example” section for Market Neutral Income Fund on page 1 of the Prospectus are deleted and replaced with the following:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	400	664	948	1,756
Class C	304	630	1,083	2,338
Class I	103	322	558	1,236

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	400	664	948	1,756
Class C	204	630	1,083	2,338
Class I	103	322	558	1,236